IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2022	Oct. 31, 2021
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 232.1	$ 213.9
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	443.0	387.1
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 22.5	$ 20.2